Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity
Common stock, par value (in dollars per share)	$ 2	$ 2
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	3,600,000	3,600,000
Common stock, shares outstanding (in shares)	2,860,953	2,860,953
Treasury stock (in shares)	739,047	739,047